Financial income and expenses (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Financial income [Abstract]
Interest income from loans and credits	$ 2,522	$ 36,556
Interest rates benefits derivatives: cash flow hedges	331	47
Total	2,853	36,603
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities	(196,350)	(191,168)
Expenses due to interest - Other debts	(69,744)	(63,451)
Interest rates losses derivatives: cash flow hedges	(44,139)	(51,721)
Total	(310,233)	(306,340)
Non-monetary financial income		36,600
Other financial income / (expenses) [Abstract]
Other financial income	11,412	8,711
Other financial losses	(11,470)	(19,850)
Total	$ (58)	$ (11,139)